Revenues	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
The following represents the Company’s disaggregated revenues:

	Year Ended 31 March 2024
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Consolidated
Fiber cement revenues	$2,891.4	$562.8	$77.0	$3,531.2
Fiber gypsum revenues	—	—	405.1	405.1
Total revenues	$2,891.4	$562.8	$482.1	$3,936.3

	Year Ended 31 March 2023
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Consolidated
Fiber cement revenues	$2,787.6	$539.2	$68.6	$3,395.4
Fiber gypsum revenues	—	—	381.7	381.7
Total revenues	$2,787.6	$539.2	$450.3	$3,777.1

	Year Ended 31 March 2022
(Millions of US dollars)	North America Fiber Cement	Asia Pacific Fiber Cement	Europe Building Products	Consolidated
Fiber cement revenues	$2,551.3	$574.9	$76.3	$3,202.5
Fiber gypsum revenues	—	—	412.2	412.2
Total revenues	$2,551.3	$574.9	$488.5	$3,614.7
The process by which the Company recognizes revenues is similar across each of the Company’s reportable segments. Fiber cement and fiber gypsum revenues are primarily generated from the sale of siding and various boards used in external and internal applications, as well as accessories. Fiber gypsum revenues also includes the sale of cement-bonded boards in the Europe Building Products segment.